[AIM LOGO APPEARS HERE]         Dear Shareholder:

                [PHOTO of       During the last six months, severe economic
             Charles T. Bauer,  dislocations in Asia, Russia, and Latin
              Chairman of the   America, combined with political controversy
LETTER       Board of the Fund, in the U.S., precipitated a sharp drop in the
TO OUR         APPEARS HERE]    U.S. stock market and ignited a strong rally in
SHAREHOLDERS                    the U.S. fixed-income market.  The rally,
                however, was largely confined to fixed-income securities with higher credit-quality ratings. In the unsettled market environment, investors flocked to higher-rated securities because of their relative safety and liquidity. As higher-rated, fixed-income issues soared in price, their yields dropped to historic lows.
                   For most of the reporting period, the Federal Reserve Board
                (the Fed) was focused on the strength of the domestic economy and hence was more apt to raise rates to counteract incipient inflationary pressures. As it became clear that world economic crises would be more serious than originally thought, the Fed shifted its focus to providing liquidity and supporting markets by considering lowering rates. At the end of September, just before the reporting period ended, the Fed lowered the federal funds rate from 5.50% to 5.25%.

                YOUR INVESTMENT PORTFOLIO

                For the six-month period ended September 30, 1998, Cash Reserve Portfolio, Private Investment Class, outperformed its competitive benchmarks, as shown in the table. The Portfolio also maintained the quality of its holdings, consistent with its AAAm credit quality rating, the highest given by Standard & Poor's Corporation (S&P), a widely known credit rating agency. During the reporting period, Moody's Investors Service, Inc., (Moody's) another widely known credit rating agency, assigned the Fund its highest rating, Aaa. S&P and Moody's ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                   Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high-quality, short-term municipal obligations. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Net assets of the Private Investment Class of the Portfolio stood at $72.96 million at the end of the reporting period.
                   An investment in a money market fund is not guaranteed or
                insured by the Federal Department of Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             Yields as of 9/30/98

                                                Average         Seven-Day
                                             Monthly Yield        Yield
  Cash Reserve Portfolio
  Private Investment Class                      3.09%            3.44%

  IBC Stockbroker and General Purpose           2.93%            3.21%

  IBC All Tax-Free Money Fund Averages(TM)      2.93%            3.23%

-------------------------------------------------------------------------------

                OUTLOOK FOR THE FUTURE

                Overall, the environment for fixed-income securities appears favorable. The inflation rate has remained low despite strong economic growth over the past few years. Now that economic growth is slowing, inflation appears to be even less of a threat. Fed Chairman Alan Greenspan has indicated
                                                                     (continued)
                that the Fed may further cut interest rates to prevent the economic situation from deteriorating. Indeed, in mid October, after the reporting period ended, the Fed further eased monetary policy. Additional rate cuts could prove beneficial for fixed-income securities.
                   We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,


                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

SCHEDULE OF INVESTMENTS
September 30, 1998
(Unaudited)

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 106.72%
ALABAMA - 1.76%
Birmingham (City of); Series 1998 GO
  4.00%, 06/01/11(b)(c)                      A-1  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Birmingham (City of)
 (YMCA-Birmingham); Public Park and
 Recreation Board RB
  4.00%, 06/01/16(b)(c)                      --   VMIG-1   3,210      3,210,000
-------------------------------------------------------------------------------
Huntsville (City of); Series A Warrants
  5.25%, 02/01/99                            AA     Aa     7,060      7,096,716
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  4.05%, 02/01/12(b)(c)                     A-1+    --     2,695      2,695,000
-------------------------------------------------------------------------------
                                                                     17,001,716
-------------------------------------------------------------------------------
ALASKA - 1.30%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  3.60%, 06/01/26(b)                        A-1+  VMIG-1  12,572     12,572,000
-------------------------------------------------------------------------------
ARIZONA - 1.86%
Apache (County of) Industrial Development
 Authority (Tucson Electric); Series 1983
 C IDR
  3.60%, 12/15/18(b)(c)                      A-1  VMIG-1  12,400     12,400,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (Southpark Apartments Project);
 Multifamily Housing Series 1989 RB
  3.70%, 12/01/02(b)(c)                     A-1+    --     5,500      5,500,000
-------------------------------------------------------------------------------
                                                                     17,900,000
-------------------------------------------------------------------------------
ARKANSAS - 0.72%
Arkansas Hospital Equipment Finance
 Authority (Baptist Health Project);
 Hospital Equipment RB
  4.10%, 11/01/10(b)(d)                     A-1+    --     7,000      7,000,000
-------------------------------------------------------------------------------
CALIFORNIA - 0.31%
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)                      --   VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
COLORADO - 1.06%
Colorado (State of) General Fund; Series
 1998 A TRAN
  4.00%, 06/25/99                           SP-1+   --     5,000      5,014,800
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  3.70%, 10/15/16(b)(c)                     A-1+    --     5,270      5,270,000
-------------------------------------------------------------------------------
                                                                     10,284,800
-------------------------------------------------------------------------------

                                             RATING (a)    PAR
                                            S&P  MOODY'S  (000)      VALUE
CONNECTICUT - 1.73%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  3.55%, 12/01/10(b)(c)                     A-1+ VMIG-1  $ 5,060 $    5,060,000
-------------------------------------------------------------------------------
Connecticut (State of) Power and Light
 Development Authority; Series 1993 A RB
  3.60%, 09/01/28(b)(c)                     A-1+ VMIG-1   11,633     11,633,000
-------------------------------------------------------------------------------
                                                                     16,693,000
-------------------------------------------------------------------------------
FLORIDA - 5.72%
Gulf Breeze (City of) (Florida Muncipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  4.10%, 03/31/21(b)(c)                     A-1+   --     12,310     12,310,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Project); Refunding Series 1990 PCR
  3.90%, 09/01/25(b)                         --  VMIG-1    4,800      4,800,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Gannon Coal Conversion Project);
 Refunding Series 1992 PCR
  4.20%, 05/15/18(b)                        A-1+ VMIG-1    5,150      5,150,000
-------------------------------------------------------------------------------
Jacksonville (City of) Florida Educational
 Facilities Authority (Jacksonville
 University Project); Education Facilities
 Series
 1998 RB
  3.95%, 10/01/22(b)(c)                     A-1    --      7,000      7,000,000
-------------------------------------------------------------------------------
Lee (County of) Housing Finance Authority
 (Forestwood Apartments
 Project); Housing Series 1995 A RB
  3.65%, 06/15/25(b)(c)                     A-1+   --      4,426      4,426,000
-------------------------------------------------------------------------------
Miami (City of) Florida Health Facilities
 Authority (Mercy Hospital Project);
 Refunding Health Facilities Series 1998
 RB
  3.55%, 08/01/20(b)(c)                     A-1+ VMIG-1    8,690      8,690,000
-------------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Finance Corp. Guaranteed Floating/Fixed
 Rate Pooled Series 1984 H-1 PCR
  3.65%,  03/15/14(b)(c)                    A-1+   P-1     3,865      3,865,000
-------------------------------------------------------------------------------
Putnam County (Seminole Electric
 Cooperative, Inc. Project); National
 Rural Utilities Guaranteed Semiannual
 Adjustable Pooled Series 1984 H-4 PCR
  3.30%,  03/15/99(c)                       A-1+   P-1     9,000      9,000,000
-------------------------------------------------------------------------------
                                                                     55,241,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 6.23%
Cobb (County of) Georgia School District;
 Series 1998 GO
  4.00%, 12/31/98                           --    MIG-1  $ 3,500 $    3,503,367
-------------------------------------------------------------------------------
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment
 Project); Multifamily Housing RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial De-
 velopment Authority (Kaiser
 Agriculture Chemical Inc. Project); Se-
 ries 1985 IDR
  3.80%, 12/01/02(b)(c)                    A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project);
 Multifamily Housing Refunding Series
 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      6,400      6,400,000
-------------------------------------------------------------------------------
Dekalb Private Hospital Authority (Egles-
 ton Childrens Hospital at Emory Univer-
 sity); Variable Rate Demand Series 1994
 A RAN
  3.55%, 03/01/24(b)(c)                    A-1+  VMIG-1      100        100,000
-------------------------------------------------------------------------------
Development Authority of Cobb County (In-
 stitute of Nuclear Power
 Operations Project); Series 1998 RB
  4.05%, 02/01/13(b)(c)                     --     Aa3     9,170      9,170,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College
 Project); Series 1998 RB
  4.00%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Housing Authority
 (Spring Creek Crossing Project); Multi-
 family Housing Refunding Series RB
  3.65%, 10/01/24(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment
 Project); Variable Rate Demand
 Multifamily Housing Series 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Municipal Electric Authority of Georgia
 (Project 1); Subordinated Money Market
 Municipal Bonds Series 1985 A
  3.60%, 11/10/98(c)                       A-1+  VMIG-1    7,385      7,385,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Development Au-
 thority (Azalea
 Project); Multifamily Housing Refunding
 Series 1996 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      3,700      3,700,000
-------------------------------------------------------------------------------
Savannah (City of) Housing Authority
 (Somerset Place Project);
 Variable Rate Demand Multifamily Housing
 Series 1996 A RB
  3.50%, 06/15/26(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     60,158,367
-------------------------------------------------------------------------------
IDAHO - 0.58%
Idaho (State of); Series 1998 TAN
  4.50%, 06/30/99                          SP-1+  MIG-1    2,000      2,012,943
-------------------------------------------------------------------------------
Power (County of) (FMC Corporation Proj-
ect); PCR
  4.00%, 12/01/10(b)(c)                     --   VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
                                                                      5,612,943
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 6.75%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building Series 1984
 RB
  3.65%, 09/15/24(b)(c)                    A-1+    --    $ 2,800 $    2,800,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project);
 Multifamily Housing Series 1983 RB
  4.25%, 06/01/08(b)(c)                     --     Aa3     5,445      5,445,000
-------------------------------------------------------------------------------
Illinois (State of); Series 1998 GO
  4.25%, 06/01/99(d)                        AAA    Aaa     7,000      7,030,279
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Adventist Health System/Sunbelt Obli-
 gated Group); Variable Rate Demand Se-
 ries 1997 A RB
  4.05%, 11/15/27(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  4.05%, 08/01/26(b)(c)                    A-1+    --      5,621      5,621,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue
 Anticipation Note Progam); Variable Rate
 Demand
 Series 1998-1999 A RAN
  4.05%, 06/30/99(b)(c)                    A-1+    --      5,600      5,600,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University);
 Adjustable Rate Series 1988 RB
  3.70%, 03/01/28(b)                       A-1+  VMIG-1    6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority; Re-
volving Fund Pooled Series D RB
  3.65%, 08/01/15(b)(c)                    A-1+  VMIG-1    1,069      1,069,000
-------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool); Se-
ries 1989 RB
  3.65%, 07/01/24(b)(c)                     --   VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing Revenue
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                    A-1+      --   23,180     23,180,000
-------------------------------------------------------------------------------
                                                                     65,195,279
-------------------------------------------------------------------------------
INDIANA - 4.34%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.45%, 07/01/10(b)(c)                     --   VMIG-1    1,200      1,200,000
-------------------------------------------------------------------------------
Indiana (State of) (Advance Funding Pro-
gram); Series 1998 A-2 RB
  4.00%, 01/20/99                          SP-1+  MIG-1   10,000     10,008,835
-------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Southern Indiana Gas and
 Electric Project); Series 1998 A PCR
  3.65%, 03/01/99                           --   VMIG-1   16,000     16,000,000
-------------------------------------------------------------------------------
Indianapolis (City of) (Jewish Community
 Campus Project); Variable Rate Economic
 Development RB
  3.65%, 04/01/05(b)(c)                     --   VMIG-1    2,195      2,195,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
INDIANA - (CONTINUED)
Indianapolis (City of); Local Improvement
 Series 1998 RB
  4.25%, 01/11/99                          SP-1+   --    $ 2,400 $    2,403,938
-------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power
 and Light Co. Project); Adjustable Rate
 Tender Securities Series 1995 B PCR
  3.65%, 01/01/23(b)(d)                    A-1+  VMIG-1    6,000      6,000,000
-------------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities Cooperative Finance Corp.
 (Hoosier Energy Rural Electric
 Cooperative, Inc.); Series
 1985 L-6 RB
  3.40%, 12/08/98(c)                        AA-    A-1     4,100      4,100,000
-------------------------------------------------------------------------------
                                                                     41,907,773
-------------------------------------------------------------------------------
IOWA - 2.37%
Iowa Finance Authority (Iowa Health
 Systems Corp.); Adjustable Rate Hospital
 Facilities Series 1998 B RB
  3.50%, 07/01/20(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
  3.50%, 01/01/28(b)(d)                    A-1+  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.75%, 12/01/15(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1998-1999 A TRAN
  4.50%, 06/25/99(c)                       SP-1+  MIG-1    8,500      8,550,986
-------------------------------------------------------------------------------
                                                                     22,850,986
-------------------------------------------------------------------------------
KANSAS - 1.10%
Burlington (City of) National Rural
 Utilities-Cooperative Power Corp.
 (Kansas Electric Power Cooperative
 Inc.); Series 1985 C-1 RB
  3.40%, 12/08/98(c)                        AA-    Aa3     5,610      5,610,000
-------------------------------------------------------------------------------
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000     5,000,0000
-------------------------------------------------------------------------------
                                                                     10,610,000
-------------------------------------------------------------------------------
KENTUCKY - 2.89%
Kentucky Asset/Liability Commission;
 General Fund TRAN
  4.00%, Series 1998 B 06/25/99            SP-1+  MIG-1    2,000      2,009,578
-------------------------------------------------------------------------------
  4.50%, Series 1998 A 06/25/99            SP-1+  MIG-1    5,000      5,032,836
-------------------------------------------------------------------------------
Kentucky Economic Development Finance
 Authority (Catholic Healthcare Project);
 Hospital Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(c)                     AA-    Aa2    10,000     10,000,000
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease Series 1996 RB
  3.70%, 07/01/26(b)(c)                     A-1  VMIG-1    4,100      4,100,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - (CONTINUED)
Mason (County of) (East Kentucky Power
 Cooperative Inc. Project); National
 Rural Utilities Cooperative Finance
 Corp. Guaranteed Floating/Fixed Rate
 Series 1984 B-1 PCR
  3.65%, 10/15/14(b)(c)                    A-1+    --    $ 6,745 $    6,745,000
-------------------------------------------------------------------------------
                                                                     27,887,414
-------------------------------------------------------------------------------
LOUISIANA - 4.94%
Jefferson (Parish of) Sales Tax District;
 Special Sales Tax and Refunding Series
 1998 RB
  4.00%, 12/01/98(c)                        AAA    Aaa     2,500      2,500,976
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Sisters of Charity of the Incarnate
 Word); Unit Priced Demand Adjustable
 Series 1997 E RB
  3.55%, 07/01/23(b)                       A-1+c VMIG-1    9,700      9,700,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Willis-Knighton Medical Center
 Project); RB
  3.60%, Hospital Series 1995
   09/01/25(b)(d)                          A-1+  VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
  3.60%, Hospital Series 1997
   09/01/27(b)(d)                          A-1+  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.65%, 08/01/16(b)(d)                    A-1+  VMIG-1    4,935      4,935,000
-------------------------------------------------------------------------------
New Orleans International Airport
 Aviation Board; Refunding Series 1995 A
 RB
  3.65%, 08/01/15(b)(d)                    A-1+  VMIG-1    9,500      9,500,000
-------------------------------------------------------------------------------
                                                                     47,735,976
-------------------------------------------------------------------------------
MAINE - 0.12%
Maine Health and Higher Educational
 Facilities Authority; Series 1998 B RB
  3.70%, 07/01/99(c)                        AAA    --      1,120      1,120,000
-------------------------------------------------------------------------------
MARYLAND - 0.54%
Morgan Stanley Float Program, Maryland
 State Health & Higher Educational
 Facilities Authority (Maryland Health
 Upper Chesapeake Hospital Project);
 Floating Rate Trust Certificates Series
 1998 A 39 RB
  4.17%, 01/01/28(b)(c)                     --   VMIG-1    5,215      5,215,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 2.59%
Commonwealth of Massachusetts; Variable
 Rate Demand Refunding GO
  3.55%, 09/01/16(b)                       A-1+  VMIG-1   20,000     20,000,000
-------------------------------------------------------------------------------
  3.90%, 09/01/16(b)                       A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     25,000,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
MICHIGAN - 2.34%
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.45%, 10/01/19(b)(c)                    --   VMIG-1  $ 1,000 $    1,000,000
------------------------------------------------------------------------------
Michigan (State of); Municipal Bond Au-
 thority RB
  4.25%, Series 1998 D-1, 08/27/99        SP-1+   --      3,500      3,520,442
------------------------------------------------------------------------------
  4.25%, Series 1998 D-2, 08/27/99(c)     SP-1+   --      3,000      3,017,521
------------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority (Hospital Equipment Loan
 Program); Adjustable Series 1996 A RB
  3.55%, 12/01/23(b)(c)                    --   VMIG-1    6,100      6,100,000
------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB
  3.50%, 10/01/15(b)(c)                    --   VMIG-1    3,500      3,500,000
------------------------------------------------------------------------------
Michigan Strategic Fund (The Detroit
 Edison Company PCB Project); Adjustable
 Rate Demand Limited Obligation Series
 1995 CC RB
  4.20%, 09/01/30(b)(c)                   A-1+    P-1     5,400      5,400,000
------------------------------------------------------------------------------
                                                                    22,537,963
------------------------------------------------------------------------------
MINNESOTA - 2.42%
Becker (City of) (Northern States Power
 Co. Project); Adjustable Series 1992-A
 PCR
  3.75%, 10/27/98                          A+     A1     10,400     10,400,000
------------------------------------------------------------------------------
Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  4.05%, 02/01/13(b)(c)                   A-1+  VMIG-1    1,200      1,200,000
------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    Aa3     2,900      2,900,000
------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  3.80%, 04/01/10(b)(c)                    A-1    --      5,700      5,700,000
------------------------------------------------------------------------------
Minnesota (State of); Housing Finance
 Agency Single Family Mortgage Series G
 RB
  4.15%, 12/01/98(e)                      A-1+  VMIG-1    2,000      2,001,131
------------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern States
 Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    A1      1,200      1,200,000
------------------------------------------------------------------------------
                                                                    23,401,131
------------------------------------------------------------------------------
MISSOURI - 4.88%
Kansas City (Sleepy Hollow Apartment
 Project); Multifamily Housing Series
 1996 RB
  3.65%, 09/15/26(b)(c)                   A-1+    --      7,500      7,500,000
------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MISSOURI - (CONTINUED)
Missouri Health & Educational
 Facilities Authority (Cox Health
 Systems); Insured Variable Rate Demand
 Health Facilities Refunding Series
 1997 RB
  4.00%, 06/01/15(b)(d)                  A-1+  VMIG-1  $ 6,400 $    6,400,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Stowers
 Institute for Medical Research);
 Series 1998 RB
  4.00%, 04/01/38(b)(c)                  A-1+    --     22,000     22,000,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (The Washington
 University); Educational Facilities
 Series D RB
  4.00%, 09/01/30(b)                     A-1+  VMIG-1    3,400      3,400,000
-----------------------------------------------------------------------------
Missouri State Development Finance
 Board (Science City Union Station);
 Infrastructure Facilities Series A RB
  3.80%, 12/01/98(c)                      AA-    Aa3     2,850      2,850,435
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 (University of Missouri Health
 System); Floating Rate Trust
 Certificates Series 40 1998 RB
  4.17%, 11/01/28(b)(d)(f)                --   VMIG-1    4,995      4,995,000
-----------------------------------------------------------------------------
                                                                   47,145,435
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 1.46%
New Hampshire Business Finance
 Authority (Wheelabrator Concord
 Company, L.P. Project); Adjustable
 Rate Resource Recovery Refunding
 Series 1997 A RB
  3.50%, 01/01/18(b)(c)                  A-1+    --      8,700      8,700,000
-----------------------------------------------------------------------------
New Hampshire Housing Finance Authority
 (EQR-Bond Partnership-Manchester
 Project); Multifamily Housing
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                   --   VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.55%, 01/01/09(b)(c)                  A-1+    --        400        400,000
-----------------------------------------------------------------------------
                                                                   14,100,000
-----------------------------------------------------------------------------
NEW MEXICO - 0.52%
New Mexico (State of); Series 1998-1999
 TRAN
  4.25%, 06/30/99                        SP-1+  MIG-1    5,000      5,023,379
-----------------------------------------------------------------------------
NEW YORK - 17.85%
Eagle Tax Exempt Trust; Class A COP(f)
  4.07%, Series 97C4703 01/01/01(b)(g)   A-1+c   --     10,800     10,800,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 F 08/01/06(b)       A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 E 08/01/06(b)       A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
  4.12%, Series 943802 05/01/07(b)       A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
  4.12%, Series 943901 06/15/07(b)(d)    A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
  4.07%, Series 97C4703 07/01/10(b)(g)   A-1+c   --        495        495,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust; Class A
 COP(f) - (continued)
  4.07%, Series 97C4702 01/01/20(b)      A-1+c   --    $ 9,900 $    9,900,000
-----------------------------------------------------------------------------
  4.12%, Series 950901 06/01/21(b)(g)    A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
  4.12%, Series 943207 07/01/29(b)(d)    A-1+c   --     14,850     14,850,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project No.
 2); Series 964703 Class A COP
  4.12%, 07/01/11(b)(d)(f)               A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A GO
  4.12%, 05/01/18(b)(f)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority Electrical
 System; Subordinated Series 2 RB
  3.50%, 05/01/33(b)(c)                  A-1+  VMIG-1    5,400      5,400,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St. Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A Mortgage
 RB
  4.10%, 02/15/29(b)(c)(f)               A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Mortgage Agency; Floating
 Option Tax-Exempt Receipts Series PT
 158 RB
  4.14%, 04/01/12(b)(c)(f)                --   VMIG-1    2,845      2,845,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Adjustable Rate Subseries A-4 GO
  4.00%, 08/01/21(b)(c)                  A-1+  VMIG-1    8,500      8,500,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Subseries H-3 GO
  3.75%, 10/29/98(c)                     A-1+  VMIG-1    7,500      7,500,000
-----------------------------------------------------------------------------
                                                                  172,400,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 2.91%
North Carolina (State of) Medical Care
 Commission (Lexington Memorial
 Hospital Project); Variable Rate
 Hospital Series 1997 RB
  4.10%, 04/01/10(b)(c)                   --   VMIG-1    4,600      4,600,000
-----------------------------------------------------------------------------
North Carolina (State of) Medical Care
 Commission (Pooled Financing Project);
 Variable Rate Hospital Series 1996 A
 RB
  4.10%, 10/01/16(b)(c)                   --   VMIG-1   10,500     10,500,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 Retirement Community (Adult
 Communities Total Services Inc.);
 Variable Rate Demand Series 1996 RB
  4.00%, 11/15/09(b)(c)                  A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Municipal Power Agency
 (Catawba Project); Tax Exempt
 Commercial Notes Series 1A
  3.60%, 12/09/98(c)                     A-1+    P-1     7,298      7,298,000
-----------------------------------------------------------------------------
                                                                   28,053,000
-----------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
OHIO - 1.63%
Akron-Summit (County of); Library
 Improvement Bonds Series 1998 A GO
  4.00%, 12/01/98(c)                         --     Aaa   $2,000 $    2,001,443
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  4.25%, 11/01/14(b)(c)                      --     P-1    8,400      8,400,000
-------------------------------------------------------------------------------
Lorain (County of) (Catholic Healthcare
 Partners); Adjustable Rate Hospital
 Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(d)                     A-1+  VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
 Hospital RB
  4.05%, 10/01/22(b)(c)                     A-1+    --     1,355      1,355,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community Project);
 Variable Rate Demand Multifamily Housing
 Series 1985 RB
  3.50%, 12/01/15(b)(c)                      --   VMIG-1     956        956,000
-------------------------------------------------------------------------------
                                                                     15,712,443
-------------------------------------------------------------------------------
OREGON - 0.86%
Klamath Falls (City of) (Salt Caves
 Hydroelectric); Adjustable/Fixed RB
  3.80%, Series 1986 D, 05/03/99(e)(g)      SP-1+   --     5,670      5,672,216
-------------------------------------------------------------------------------
Multnoma (County of) (Portland Public
 School District); Series 1998 TRAN
  4.25%, 06/30/99                           SP-1+  MIG-1   2,600      2,611,211
-------------------------------------------------------------------------------
                                                                      8,283,427
-------------------------------------------------------------------------------
PENNSYLVANIA - 2.36%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint Venture
 Project); Limited Obligation Series 1985
 IDR
  4.15%, 04/01/15(b)(c)                      --     Aa3      810        810,000
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Obligation Group); Series
 A RB
  5.30%, 07/01/99                            AA     Aa2    1,000      1,011,921
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Penn State Geisinger
 Health System); Series 1998 B RB
  4.15%, 08/15/28(b)                        A-1+  VMIG-1   7,100      7,100,000
-------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities
 Authority (Carnegie Mellon University);
 Variable Rate Refunding Series 1995 C RB
  4.15%, 11/01/29(b)                        A-1+    --     3,000      3,000,000
-------------------------------------------------------------------------------
Philadelphia (City of) School District;
 Series 1998-1999 A TRAN
  4.25%, 06/30/99(c)                        SP-1+  MIG-1   1,500      1,506,687
-------------------------------------------------------------------------------
Quakertown Hospital Authority (HPF Group);
 Series 1985 A RB
  3.75%, 07/01/05(b)(c)                        -- VMIG-1   9,300      9,300,000
-------------------------------------------------------------------------------
                                                                     22,728,608
-------------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
TENNESSEE - 2.36%
Health and Educational Facilities Board of
 the Metropolitan Government of Nashville
 and Davidson County (Vanderbilt
 University); Adjustable Rate Series 1985
 A RB
  3.75%, 01/15/99                           A-1+  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Board (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.65%, 12/01/14(b)(c)                     A-1+    --       700        700,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood, Ltd.
 Project); Multifamily Housing RB
  4.27%, Series 1993 A 07/01/13(b)(c)        --   VMIG-1   2,135      2,135,000
-------------------------------------------------------------------------------
  4.27%, Series 1993 B 07/01/13(b)(c)        A-1  VMIG-1   1,825      1,825,000
-------------------------------------------------------------------------------
Shelby (County of) Health Educational and
 Housing Facility Board (Wyndridge
 Housing); Variable Rate Demand
 Multifamily Housing Refunding RB
  3.65%, 10/01/24(b)(c)                     A-1+    --    14,135     14,135,000
-------------------------------------------------------------------------------
                                                                     22,795,000
-------------------------------------------------------------------------------
TEXAS - 13.86%
Angelina & Neches River Authority
 Industrial Development Corp.
 (Temple Inland Marine); Solid Waste
 Adjustable Rate Series 1984 B RB
  4.10%, 05/01/14(b)(c)                      --      P-1   3,400      3,400,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Altamonte Apt. Project);
 Series 1996 RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,800      5,800,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multifamily RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,000      5,000,000
-------------------------------------------------------------------------------
Fort Worth (City of) Water & Sewer System;
 Series A Commercial Paper Notes
  3.40%, 01/19/99                           A-1+    P-1    4,000      4,000,000
-------------------------------------------------------------------------------
Harris (County of); Series 1998 TAN
  4.25%, 02/26/99                           SP-1+  MIG-1   5,000      5,013,893
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater Houston
 Pooled Health Series 1985 A RB
  3.60%, 11/01/25(b)(c)                      A-1    --     2,600      2,600,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Baylor College of
 Medicine Project); Medical Facilities
 Series 1997 RB
  3.65%, 06/01/27(b)                        A-1+    --     9,000      9,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Buckner Retirement
 Services, Inc. Project); Series 1996 RB
  4.10%, 08/15/26(b)(c)                      --   VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 Blood
 Center RB
  4.05%, 04/01/17(b)(c)                     A-1    --    $ 3,350 $    3,350,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Children's
 Hospital); Series 1989 B-2 RB
  3.65%, 10/01/19(b)                        --   VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
Houston (City of); Series 1998 TRAN
  4.25%, 06/30/99                          SP-1+  MIG-1    5,000      5,025,183
-------------------------------------------------------------------------------
Houston (City of); Tax and Revenue
 Certificates Obligation Series F RB
  3.90%, 03/01/99                           AA-    Aa3     2,140      2,141,236
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer; Series
 A Commercial Paper Notes
  3.40%, 02/10/99                           A-1    P-1     9,000      9,000,000
-------------------------------------------------------------------------------
Lower Colorado River Authority; Revenue
 Refunding Junior Lien Bonds Third
 Supplemental Series 1996 RB
  3.50%, 01/01/13(b)(d)                    A-1+  VMIG-1    8,200      8,200,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas
 System; Series A Commercial Paper Notes
  3.55%, 02/11/99                          A-1+    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
Texas (State of); Series 1998 TRAN
  4.50%, 08/31/99                          SP-1+  MIG-1    9,000      9,085,968
-------------------------------------------------------------------------------
Texas Department of Housing and Community
 Affairs; SFM Tax Exempt Refunding Series
 B Commercial Paper Notes
  3.50%, 10/09/98(c)                       A-1+    --      9,205      9,205,000
-------------------------------------------------------------------------------
  3.60%, 10/09/98(c)                       A-1+    --     12,635     12,635,000
-------------------------------------------------------------------------------
Texas Municipal Gas Corp.; Senior Lien
 Gas Reserve Series 1998 RB
  3.55%, 01/15/23(b)(c)                    A-1+  VMIG-1    3,935      3,935,000
-------------------------------------------------------------------------------
Texas Water Development Board; State
 Revolving Fund Senior Lien Series RB
  5.00%, 07/15/99                           AAA    Aa1     1,800      1,818,607
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.60%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    133,859,887
-------------------------------------------------------------------------------
VERMONT - 1.05%
Vermont (State of); Series 1990 B GO
  6.50%, 02/01/99                           AA-    Aa2     2,000      2,018,375
-------------------------------------------------------------------------------

                                     RATING(a)     PAR
                                    S&P  MOODY'S  (000)      VALUE
VERMONT - (CONTINUED)
Vermont Educational and Health
 Building Finance Authority (VHA
 New England); Variable Rate
 Hospital RB
  3.65%, Series B 12/01/25(b)(d)    A-1    --    $ 1,000 $    1,000,000
--------------------------------------------------------------------------
  3.65%, Series E 12/01/25(b)(d)    A-1    --      2,500      2,500,000
--------------------------------------------------------------------------
  3.65%, Series F 12/01/25(b)(d)   A-1+    --      2,100      2,100,000
--------------------------------------------------------------------------
  3.65%, Series G 12/01/25(b)(d)   A-1+    --      2,560      2,560,000
--------------------------------------------------------------------------
                                                             10,178,375
--------------------------------------------------------------------------
VIRGINIA - 2.14%
Industrial Development Authority
 of the City of Lynchburg (VHA
 Mid-Atlantic States, Inc.)
 Capital Asset Financing Program;
 Variable Rate Hospital Series
 1985 F RB
  3.65%, 12/01/25(b)(d)             A-1    --      6,700      6,700,000
--------------------------------------------------------------------------
Norfolk (City of) Industrial
 Development Authority (Pooled
 Financing Program - Sentara
 Health Systems); Commercial Paper
 Notes Series 1997 RB
  3.60%, 11/13/98                   A-1+ VMIG-1    6,000      6,000,000
--------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority
 (Residential Care Facilities); RB
  4.10%, 12/01/28(b)(c)              A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             20,700,000
--------------------------------------------------------------------------
WASHINGTON - 0.32%
Industrial Development Corp. of
 Port Townsend (Port Townsend
 Paper Corp. Project); Series 1988
 A Variable Rate Refunding RB
  4.00%, 03/01/09(b)(c)               -- VMIG-1    3,100      3,100,000
--------------------------------------------------------------------------
WEST VIRGINIA - 1.50%
West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic
 States, Inc. Capital Asset
 Financing Program); RB
  3.65%, Series 1985 B
   12/01/25(b)(d)                   A-1+   --      3,000      3,000,000
--------------------------------------------------------------------------
  3.65%, Series 1985 C
   12/01/25(b)(d)                   A-1+   --      3,500      3,500,000
--------------------------------------------------------------------------
  3.65%, Series 1985 H
   12/01/25(b)(d)                    A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             14,500,000
--------------------------------------------------------------------------
WISCONSIN - 1.35%
Wisconsin (State of); TAN
  4.50%, 06/15/99                  SP-1+  MIG-1   13,000     13,084,324
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 106.72%                               1,030,589,226(h)
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (6.72%)                      (64,868,631)
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                     $  965,720,595
--------------------------------------------------------------------------

ABBREVIATIONS:

COP  Certificates of Participation                     RAN   Revenue Anticipation Notes
GO   General Obligation Bonds                          RB    Revenue Bonds
IDR  Industrial Development Revenue Bonds              TAN   Tax Anticipation Notes
PCR  Pollution Control Revenue Bonds                   TRAN  Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/98.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,030,589,226
------------------------------------------------------------------------
Cash                                                              54,177
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              5,870,062
------------------------------------------------------------------------
 Interest                                                      5,348,262
------------------------------------------------------------------------
Investment for deferred compensation plan                         36,668
------------------------------------------------------------------------
Other assets                                                      64,253
------------------------------------------------------------------------
    Total assets                                           1,041,962,648
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        73,196,625
------------------------------------------------------------------------
 Dividends                                                     2,766,736
------------------------------------------------------------------------
 Deferred compensation                                            36,668
------------------------------------------------------------------------
Accrued administrative services fees                               5,452
------------------------------------------------------------------------
Accrued advisory fees                                            139,161
------------------------------------------------------------------------
Accrued directors' fees                                            3,005
------------------------------------------------------------------------
Accrued transfer agent fees                                       16,271
------------------------------------------------------------------------
Accrued distribution fees                                         16,065
------------------------------------------------------------------------
Accrued operating expenses                                        62,070
------------------------------------------------------------------------
    Total liabilities                                         76,242,053
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $  965,720,595
========================================================================
NET ASSETS:
 Institutional Shares                                     $  892,758,095
========================================================================
 Private Investment Class                                 $   72,962,500
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Shares:
 Authorized                                                3,000,000,000
========================================================================
 Outstanding                                                 892,756,573
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
========================================================================
 Outstanding                                                  72,962,374
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1998
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $18,890,217
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           1,171,722
------------------------------------------------------------------
Administrative services fees                               32,109
------------------------------------------------------------------
Transfer agent fees                                        83,230
------------------------------------------------------------------
Custody fees                                               14,325
------------------------------------------------------------------
Directors' fees                                             6,999
------------------------------------------------------------------
Distribution fees (Note 2)                                190,346
------------------------------------------------------------------
Other expenses                                             81,934
------------------------------------------------------------------
  Total expenses                                        1,580,665
------------------------------------------------------------------
Less: Fees waived and expenses assumed                   (414,233)
------------------------------------------------------------------
  Net expenses                                          1,166,432
------------------------------------------------------------------
Net investment income                                  17,723,785
------------------------------------------------------------------
Net realized gain on sales of investments                   4,129
------------------------------------------------------------------
Net increase in net assets resulting from operations  $17,727,914
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1998 and the year ended March 31, 1998 (Unaudited)

                                                SEPTEMBER 30,    MARCH 31,
                                                    1998           1998
                                                -------------  -------------
OPERATIONS:
 Net investment income                          $  17,723,785  $  36,533,922
-----------------------------------------------------------------------------
 Net realized gain on sales of investments              4,129          9,664
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                    17,727,914     36,543,586
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                             (16,521,562)   (34,792,247)
-----------------------------------------------------------------------------
 Private Investment Class                          (1,202,223)    (1,741,675)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                              (4,149,559)   (69,673,016)
-----------------------------------------------------------------------------
 Private Investment Class                          (7,500,237)    42,918,457
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         (11,645,667)   (26,744,895)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                              977,366,262  1,004,111,157
----------------------------------------------------------------------------
 End of period                                  $ 965,720,595  $ 977,366,262
============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Shares                          $ 892,756,573  $ 896,906,132
-----------------------------------------------------------------------------
  Private Investment Class                         72,962,374     80,462,611
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales of
  investments                                           1,648         (2,481)
-----------------------------------------------------------------------------
                                                $ 965,720,595  $ 977,366,262
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998
(Unaudited)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,975 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1998, AIM reduced its advisory fee from the Fund by $319,060.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1998, the Fund reimbursed AIM $32,109 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1998, the Private Investment Class paid $95,173 as compensation to FMC under the Plan. FMC waived fees of $95,173 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1998, the Fund paid AFS $83,230 for such services.
 During the six months ended September 30, 1998, the Fund paid legal fees of $2,872 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1998 and the year ended March 31, 1998 were as follows:

                             SEPTEMBER 30, 1998                MARCH 31, 1998
                        ------------------------------  ------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  --------------
Sold:
  Institutional Shares   3,290,499,360  $3,290,499,360   5,302,472,459  $5,302,472,459
---------------------------------------------------------------------------------------
  Private Investment
   Class                   261,616,207     261,616,207     484,657,926     484,657,926
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares       1,179,051       1,179,051       2,107,154       2,107,154
---------------------------------------------------------------------------------------
  Private Investment
   Class                     1,088,184       1,088,184       1,514,378       1,514,378
---------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (3,295,827,970) (3,295,827,970) (5,374,252,629) (5,374,252,629)
---------------------------------------------------------------------------------------
  Private Investment
   Class                  (270,204,628)   (270,204,628)   (443,253,847)   (443,253,847)
---------------------------------------------------------------------------------------
Net increase
 (decrease)                (11,649,796) $  (11,649,796)    (26,754,559) $  (26,754,559)
=======================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                         MARCH 31,
                         SEPTEMBER 30,  -------------------------------------------
                             1998        1998     1997     1996     1995     1994
                         -------------  -------  -------  -------  -------  -------
Net asset value,
beginning of period         $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------     -------     -------  -------  -------  -------  -------
Income from investment
operations:
 Net investment income         0.02        0.03     0.03     0.03     0.03     0.02
-----------------------     -------     -------  -------  -------  -------  -------
Less distributions:
 Dividends from net
 investment income            (0.02)      (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
-----------------------     -------     -------  -------  -------  -------  -------
Net asset value, end of
period                      $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
=======================     =======     =======  =======  =======  =======  =======
Total return                   3.21%(a)    3.29%    3.07%    3.41%    2.80%    2.07%
=======================     =======     =======  =======  =======  =======  =======
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)       $72,963     $80,462  $37,544  $35,139  $29,286  $16,601
=======================     =======     =======  =======  =======  =======  =======
Ratio of expenses to
average net assets(b)          0.45%(c)    0.45%    0.45%    0.45%    0.45%    0.45%
=======================     =======     =======  =======  =======  =======  =======
Ratio of net investment
income to average net
assets(d)                      3.16%(c)    3.24%    3.02%    3.35%    2.89%    2.05%
=======================     =======     =======  =======  =======  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.76% (annualized), 0.77%, 0.83%, 0.76%, 1.17% and 1.15% for the periods
    1998-1994, respectively.
(c) Ratios are annualized and based on average net assets of $75,930,655.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.85% (annualized), 2.92%, 2.65%, 3.04%, 2.17% and 1.35% for the periods 1998-1994, respectively.

                        DIRECTORS

Charles T. Bauer                        Robert H. Graham             Tax-Free
Bruce L. Crockett                     Prema Mathai-Davis             Investments Co.
Owen Daly II                            Lewis F. Pennock             (TFIC)
Edward K. Dunn, Jr.                      Ian W. Robinson
Jack Fields                               Louis S. Sklar
Carl Frischling
                       OFFICERS
Charles T. Bauer                                Chairman
Robert H. Graham                               President
John J. Arthur            Sr. Vice President & Treasurer             Cash Reserve
Gary T. Crum                          Sr. Vice President             Portfolio
Carol F. Relihan          Sr. Vice President & Secretary             ------------------------------------
Dana R. Sutton      Vice President & Assistant Treasurer             Private Investment       SEMI-
Stuart W. Coco                            Vice President             Class                    ANNUAL
Melville B. Cox                           Vice President                                      REPORT
Karen Dunn Kelley                         Vice President
J. Abbott Sprague                         Vice President
Renee A. Friedli                     Assistant Secretary                               SEPTEMBER 30, 1998
P. Michelle Grace                    Assistant Secretary
Jeffrey H. Kupor                     Assistant Secretary
Nancy L. Martin                      Assistant Secretary
Ofelia M. Mayo                       Assistant Secretary
Lisa A. Moss                         Assistant Secretary
Kathleen J. Pflueger                 Assistant Secretary
Samuel D. Sirko                      Assistant Secretary
Stephen I. Winer                     Assistant Secretary

                     INVESTMENT ADVISOR
                    A I M Advisors, Inc.
                11 Greenway Plaza, Suite 100
                     Houston, TX 77046
                       (800) 347-1919

                         DISTRIBUTOR
                   Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                          CUSTODIAN
                    The Bank of New York
              90 Washington Street, 11th Floor
                     New York, NY 10286

                   LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll LLP
               1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO DIRECTORS
              Kramer, Levin, Naftalis & Frankel
                      919 Third Avenue
                     New York, NY 10022

                       TRANSFER AGENT
                 A I M Fund Services, Inc.
               11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or        [LOGO APPEARS HERE]
    to persons who have received a current prospectus.               FUND MANAGEMENT COMPANY